Debt With Related Parties - Disclosure of Debt Under Promissory Notes (Details) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes		$ 449,716
Total		577,318	$ 106,693
Related parties
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes	[1]			$ 100,397,329
Notional amount	[1]	1,665,422
Interest payable	[1]	2,675,030
Total	[1]	4,340,452
Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes		4,178,912
Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes		$ 4,158,458		$ 94,747,329	[1]
Currency		US$
Notional amount	[1]	$ 1,592,780
Interest payable	[1]	2,565,678
Total	[1]	$ 4,158,458
Interest Rate		14.00%		14.00%
Maturity		Dec 2026
Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes		$ 4,158,458
2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes		213,387
2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes		$ 179,245		$ 5,000,000	[1]
Currency		US$
Notional amount	[1]	$ 70,953
Interest payable	[1]	108,292
Total	[1]	$ 179,245
Interest Rate		15.00%		15.00%
Maturity		Dec 2026
2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes		$ 17,867
2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes		$ 2,749		$ 650,000	[1]
Currency		US$
Notional amount	[1]	$ 1,689
Interest payable	[1]	1,060
Total	[1]	$ 2,749
Interest Rate		14.00%		14.00%
Maturity		Dec 2026

[1]	These amounts correspond only to the portion due to related parties; the remaining balance is disclosed as debt (See Note 14).